SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION

Translation of amounts from RMB into USD has been made at the following exchange rates from Board of Governors of the Federal Reserve System：

Balance sheet items, except for equity accounts
September 30, 2024	RMB	7.0176 to $1
September 30, 2023	RMB	7.2960 to $1

Statement of operations and comprehensive loss, and cash flows items
For the year ended September 30, 2024	RMB	7.2043 to $1
For the year ended September 30, 2023	RMB	7.0533 to $1
For the year ended September 30, 2022	RMB	6.5532 to $1

SCHEDULE OF ESTIMATED USEFUL LIVES
Estimated useful lives
Electronic equipment	3 years
Office furniture	5 years

SCHEDULE OF REVENUES

Revenues presented as follows:

	Years Ended September 30,
	2024	2023	2022
Customized CRM system development service	$-	$134,768	$818,257
Additional function development service	42,758	155,904	71,980
Subscription service	232,556	258,150	114,433
Subtotal of Professional services	275,314	548,822	1,004,670
Payment channel services	206,526	291,643	224,171
Others	39,401	55,513	48,225
Total	$521,241	$895,978	$1,277,066

SCHEDULE OF REVENUE BY RECOGNITION

Revenue by recognition over time vs point in time

	Years Ended September 30,
	2024	2023	2022
Revenue by recognition over time	$232,556	$392,918	$932,690
Revenue by recognition at a point in time	288,685	503,060	344,376
Total	$521,241	$895,978	$1,277,066

SCHEDULE OF CONTRACT LIABILITIES

Changes in contract liabilities as follows:

	Years Ended September 30,
	2024	2023	2022
Contract liabilities, beginning of the year	$166,628	$437,535	$261,840
Revenue deferred during the year	190,704	20,090	281,454
Recognition of revenue deferred in prior years	(141,564)	(290,997)	(105,759)
Contract liabilities, end of the year	$215,768	$166,628	$437,535